Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 249,012,898.28
Total Fee Amount	21,664.12
Total Offset Amount	0.00
Net Fee	$ 21,664.12
Offering Table N/A
Offset Table N/A	N/A